Fees Summary	Dec. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	24,870.16
Total Offset Amount	0.00
Net Fee	$ 24,870.16